Investment securities (Tables)	12 Months Ended
Dec. 31, 2013
Available For Sale Securities Text Block
	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$26,474	$2,008	$-	$28,482	3.85%
Total U.S. Treasury securities	26,474	2,008	-	28,482	3.85
Obligations of U.S. Government sponsored entities
Within 1 year	25,021	39	-	25,060	1.85
After 1 to 5 years	1,087,453	1,678	12,715	1,076,416	1.26
After 5 to 10 years	528,611	100	21,742	506,969	1.52
After 10 years	23,000	-	2,240	20,760	3.12
Total obligations of U.S. Government sponsored entities	1,664,085	1,817	36,697	1,629,205	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,228	45	85	6,188	4.64
After 5 to 10 years	23,147	-	1,978	21,169	6.33
After 10 years	48,803	29	9,812	39,020	5.84
Total obligations of Puerto Rico, States and political subdivisions	78,178	74	11,875	66,377	5.89
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	5,131	101	-	5,232	1.79
After 5 to 10 years	31,613	921	-	32,534	2.98
After 10 years	2,438,021	18,532	76,023	2,380,530	2.05
Total collateralized mortgage obligations - federal agencies	2,474,765	19,554	76,023	2,418,296	2.06
Collateralized mortgage obligations - private label
After 10 years	509	4	-	513	3.78
Total collateralized mortgage obligations - private label	509	4	-	513	3.78
Mortgage-backed securities
Within 1 year	419	24	-	443	3.14
After 1 to 5 years	15,921	833	-	16,754	4.50
After 5 to 10 years	62,373	3,058	1,214	64,217	4.12
After 10 years	1,007,733	50,807	4,313	1,054,227	3.93
Total mortgage-backed securities	1,086,446	54,722	5,527	1,135,641	3.95
Equity securities (without contractual maturity)	3,178	1,109	171	4,116	4.06
Other
After 1 to 5 years	9,638	-	141	9,497	1.68
After 10 years	2,604	69	-	2,673	3.61
Total other	12,242	69	141	12,170	2.09
Total investment securities available-for-sale	$5,345,877	$79,357	$130,434	$5,294,800	2.30%

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$7,018	$20	$-	$7,038	1.67%
After 1 to 5 years	27,236	2,964	-	30,200	3.83
Total U.S. Treasury securities	34,254	2,984	-	37,238	3.39
Obligations of U.S. Government sponsored entities
Within 1 year	460,319	7,614	-	467,933	3.82
After 1 to 5 years	167,177	2,057	-	169,234	1.59
After 5 to 10 years	456,480	3,263	592	459,151	1.74
Total obligations of U.S. Government sponsored entities	1,083,976	12,934	592	1,096,318	2.60
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	5,220	26	-	5,246	3.08
After 1 to 5 years	6,254	130	39	6,345	4.65
After 5 to 10 years	5,513	-	36	5,477	3.79
After 10 years	37,265	648	-	37,913	5.38
Total obligations of Puerto Rico, States and political
subdivisions	54,252	804	75	54,981	4.91
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	4,927	35	-	4,962	1.48
After 5 to 10 years	39,897	1,794	-	41,691	2.94
After 10 years	2,270,184	50,740	512	2,320,412	2.21
Total collateralized mortgage obligations - federal agencies	2,315,008	52,569	512	2,367,065	2.22
Collateralized mortgage obligations - private label
After 10 years	2,414	59	-	2,473	4.59
Total collateralized mortgage obligations - private label	2,414	59	-	2,473	4.59
Mortgage-backed securities
Within 1 year	288	13	-	301	3.47
After 1 to 5 years	3,838	191	-	4,029	4.12
After 5 to 10 years	81,645	6,207	-	87,852	4.71
After 10 years	1,297,585	93,509	129	1,390,965	4.18
Total mortgage-backed securities	1,383,356	99,920	129	1,483,147	4.21
Equity securities (without contractual maturity)	6,507	909	10	7,406	3.46
Other
After 1 to 5 years	9,992	-	207	9,785	1.67
After 5 to 10 years	18,032	3,675	-	21,707	11.00
After 10 years	3,945	136	-	4,081	3.62
Total other	31,969	3,811	207	35,573	7.17
Total investment securities available-for-sale	$4,911,736	$173,990	$1,525	$5,084,201	2.94%

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$25,440	$25,503
After 1 to 5 years	1,150,845	1,142,569
After 5 to 10 years	645,744	624,889
After 10 years	3,520,670	3,497,723
Total	5,342,699	5,290,684
Equity securities	3,178	4,116
Total investment securities available-for-sale	$5,345,877	$5,294,800

Schedule Of Realized Gains Losses [Table Text Block]
	Years ended December 31,
(In thousands)	2013	2012	2011
Gross realized gains	$2,110	$65	$8,514
Gross realized losses	-	(1,684)	(130)
Net realized gains (losses) on sale of investment securities available-for-sale	$2,110	$(1,619)	$8,384

Investments In Debt And Marketable Equity Securities And Certain Trading Assets Disclosure Text Block
	2013		2012

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,318,171	$2,266,610	$1,594,933	$1,634,927
FHLB	336,933	326,220	520,127	528,287
Freddie Mac	1,434,346	1,418,216	1,198,969	1,221,863

Held To Maturity Securities Text Block
	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$12,570	$-	$12	$12,558	2.06%
After 1 to 5 years	12,060	-	984	11,076	5.91
After 5 to 10 years	20,015	-	5,251	14,764	6.06
After 10 years	69,236	257	13,179	56,314	2.43
Total obligations of Puerto Rico, States and political subdivisions	113,881	257	19,426	94,712	3.40
Collateralized mortgage obligations - federal agencies
After 10 years	115	7	-	122	5.45
Total collateralized mortgage obligations - federal agencies	115	7	-	122	5.45
Other
Within 1 year	26,000	-	645	25,355	3.41
After 1 to 5 years	500	-	1	499	1.33
Total other	26,500	-	646	25,854	3.37
Total investment securities held-to-maturity	$140,496	$264	$20,072	$120,688	3.40%

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,420	$8	$-	$2,428	5.74%
After 1 to 5 years	21,335	520	19	21,836	3.63
After 5 to 10 years	18,780	866	5	19,641	6.03
After 10 years	73,642	449	438	73,653	5.35
Total obligations of Puerto Rico, States and political subdivisions	116,177	1,843	462	117,558	5.15
Collateralized mortgage obligations - federal agencies
After 10 years	140	4	-	144	5.45
Total collateralized mortgage obligations - federal agencies	140	4	-	144	5.45
Other
Within 1 year	250	-	-	250	0.86
After 1 to 5 years	26,250	31	-	26,281	3.40
Total other	26,500	31	-	26,531	3.38
Total investment securities held-to-maturity	$142,817	$1,878	$462	$144,233	4.82%

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$38,570	$37,913
After 1 to 5 years	12,560	11,575
After 5 to 10 years	20,015	14,764
After 10 years	69,351	56,436
Total investment securities held-to-maturity	$140,496	$120,688

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$1,326,866	$32,457	$69,257	$4,240	$1,396,123	$36,697
Obligations of Puerto Rico, States and political
subdivisions	54,256	11,685	8,330	190	62,586	11,875
Collateralized mortgage obligations - federal agencies	1,567,654	70,378	96,676	5,645	1,664,330	76,023
Mortgage-backed securities	105,455	4,762	7,225	765	112,680	5,527
Equity securities	1,657	171	-	-	1,657	171
Other	-	-	9,497	141	9,497	141
Total investment securities available-for-sale in an
unrealized loss position	$3,055,888	$119,453	$190,985	$10,981	$3,246,873	$130,434

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$139,278	$592	$-	$-	$139,278	$592
Obligations of Puerto Rico, States and political
subdivisions	6,229	44	2,031	31	8,260	75
Collateralized mortgage obligations - federal agencies	170,136	512	-	-	170,136	512
Mortgage-backed securities	7,411	90	983	39	8,394	129
Equity securities	-	-	51	10	51	10
Other	9,785	207	-	-	9,785	207
Total investment securities available-for-sale in an
unrealized loss position	$332,839	$1,445	$3,065	$80	$335,904	$1,525

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$60,028	$12,180	$13,044	$7,246	$73,072	$19,426
Other	24,604	646	-	-	24,604	646
Total investment securities held-to-maturity in an unrealized
loss position	$84,632	$12,826	$13,044	$7,246	$97,676	$20,072

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$2,365	$35	$19,118	$427	$21,483	$462
Total investment securities held-to-maturity in an unrealized
loss position	$2,365	$35	$19,118	$427	$21,483	$462